Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Accounts receivable, allowance	$ 1,506	$ 1,408	$ 2,067
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares issued	21,110,000	21,110,000	21,110,000
Common stock, shares outstanding	21,110,000	21,110,000	21,110,000